PROPERTY AND EQUIPMENT	12 Months Ended
Sep. 30, 2021
Disclosure Text Block [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7 – PROPERTY AND EQUIPMENT

The Company’s property and equipment consisted of the following as of September 30, 2021, and September 30, 2020:

	September 30,	September 30,
	2021	2020
Equipment	$489,456	$467,208
Software	53,450	53,450
	542,906	520,659
Less: accumulated depreciation	(503,970)	(490,580)
Total, equipment net	$38,936	$30,079

Depreciation expense, calculated using straight line method, charged to operations amounted to $13,390 and $10,904 respectively, for the twelve months ended September 30, 2021, and 2020.